Accounts Receivable - Other	12 Months Ended
Dec. 31, 2011
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other
Note 5 - Accounts Receivable - Other

	December 31
	2010	2011
	US$ thousands
Accrued interest on marketable securities	331	325
VAT	216	830
Advanced to suppliers	17	54
Income Tax Payable	159	213
Other	163	175
	886	1,597